Shareholder's Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Shareholder's Equity

NOTE 9 – SHAREHOLDERS’ EQUITY

The Company was incorporated on December 28, 2022 with having authorized 500,000,000, ordinary shares with par value of $0.0001 each.

Pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange, New SubCo acquired all the outstanding shares of noco-noco from the Sellers, in exchange, the Seller received such number of newly issued PubCo Ordinary Share that amounted to 126,799,854, the remaining PNAC shareholders received 2,011,392 of Ordinary Shares, 2,209,188 Ordinary Shares issued upon the conversion of PNAC non-redeeming shares, and 806,250 Ordinary Shares issued upon the conversion of PNAC Right Shares.

In connection with the Business Combination Advisory Engagement, upon the consummation of the Business Combination, noco-noco Inc issued 609,756 Ordinary Shares in rendering their services.

On October 12, 2023 pursuant to the terms and conditions set forth in the SEPA, we elected and issued 2,994,012 Ordinary Shares to Arena as consideration for its irrevocable commitment to purchase shares of common stock. See Note 12 for further details.

The consolidated financial statements for the six months ended and as of December 31, 2023 and 2022 were prepared on a retroactive basis to reflect the Group’s consummation of the business combination. The number of shares and net loss per share information is presented as if the consummation took place at the beginning of the period presented.

As of December 31, 2023, and June 30, 2023, the Company had shares 135,430,451 and 126,799,854 shares of ordinary shares issued, respectively.

NOTE 9 – SHAREHOLDERS’ EQUITY

The Company was incorporated on December 28, 2022 with having authorized 500,000,000 ordinary shares with par value of $0.0001 each. Pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange, New SubCo acquired all the outstanding shares of noco-noco from the Sellers, in exchange, the Seller received such number of newly issued PubCo Ordinary Share that amounted to 126,799,854.

On July 18, 2022, the Company issued 295,824 shares of ordinary shares to 3DOM Alliance Inc. in connection with the conversion of debt (refer to Note 7).

On January 19, 2023, the Company granted 5,071,886 shares to Gregory Hannan and Arun Ramachandran (“Gregory and Arun”) during the incorporation of noco-noco Australia Pty Ltd (“noco-noco Australia) and recognized the stock-based compensation expenses as a settlement of their management expertise in the generation of carbon credits. The Company entered into a Share Swap Agreement (“Share Swap”) on July 19, 2022 with Hop2it Holdings Pte. Ltd. (“Hop2it”) and its two shareholders, Gregory and Arun for the purpose of establishing a carbon abatement management business under Hop2it. In this Share Swap, Gregory and Arun transferred 42% and 10% of their respective Hop2it shares in exchange for 3.2% and 0.8% shares in the Company. This resulted the Company to own 52% interest in Hop2it while the Gregory and Arun own 38% and 10% respectively. Subsequent to the Share Swap, on December 27, 2022, the Company together with Hop2it, Gregory and Arun entered into a Restructuring Deed as all parties have decided to carry out the carbon abatement management business through a newly incorporated entity, noco-noco Australia, instead of Hop2it. This was done by the Restructuring Deed specifying that all future potential economic benefits of the carbon abatement management business of Hop2it (represented by the gross proceeds of potential future sales of carbon credits by Hop2it from anticipated issuance of such credits by regulators in Australia and Papua New Guinea; and the expertise and network of potential clients) are to be assigned to noco-noco Australia. The fair value of the ordinary shares was determined by obtaining quoted prices over-the-counter market based on the latest transacted price of the Company shares that were sold.

The consolidated financial statements for the years ended and as of June 30, 2023 and 2022 were prepared on a retroactive basis to reflect the Group’s consummation of the business combination. The number of shares and net loss per share information is presented as if the consummation took place at the beginning of the period presented.

As of June 30, 2023 and 2022, the Company had 126,799,854 shares and 121,432,144 shares of ordinary shares issued, respectively.